Securities (Tables)	12 Months Ended
Dec. 31, 2012
Trading Securities [Abstract]
Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value
	(In thousands)
Available-for-sale Securities:
December 31, 2012:
U.S. government agencies	$23,980	$93	$(3)	$24,070
State and political subdivisions	10,345	414	––	10,759
Equity securities	4	20	––	24

	$34,329	$527	$(3)	$34,853

Available-for-sale Securities:
December 31, 2011:
U.S. government agencies	$64,077	$98	$(7)	$64,168
State and political subdivisions	17,173	652	(8)	17,817
Equity securities	4	9	––	13

	$81,254	$759	$(15)	$81,998

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value
	(In thousands)
Held-to-maturity Securities:
December 31, 2012:
State and political subdivisions	$2,768	$72	$––	$2,840

December 31, 2011:
State and political subdivisions	$4,450	$147	$––	$4,597

Amortized Cost and Fair Value of Available-for-Sale Securities and Held-to-Maturity Securities, by Contractual Maturity

Maturities for mortgage-backed securities are presented in the table below based on their projected maturities.

	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In thousands)

Within one year	$256	$263	$1,322	$1,365
One to five years	3,156	3,311	1,066	1,094
Five to ten years	9,933	10,182	380	381
After ten years	20,980	21,073	––	––

	34,325	34,829	2,768	2,840

Equity securities	4	24	––	––

Totals	$34,329	$34,853	$2,768	$2,840

Information with Respect to Sales of Securities and Resulting Gross Realized Gains and Losses

Information with respect to sales of securities and resulting gross realized gains and losses was as follows for the year ended December 31:

	2012	2011
	(In thousands)

Proceeds from sales	$––	$9,413
Gross gains	––	370
Gross losses	––	––
Tax expense	––	126

Investments' Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in Continuous Unrealized Loss Position

The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

US Government agencies	$2,997	$(3)	$––	$––	$2,997	$(3)

State and political subdivisions	––	––	––	––	––	––

Total temporarily impaired securities	$2,997	$(3)	$––	$––	$2,997	$(3)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

US Government agencies	$5,992	$(7)	$––	$––	$5,992	$(7)

State and political subdivisions	332	(8)	––	––	332	(8)

Total temporarily impaired securities	$6,324	$(15)	$––	$––	$6,324	$(15)